Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The Mortgage Banking segment provides residential mortgage loans for the purpose of sale on the secondary market.  Mortgage banking products and services are provided by offices in: Wisconsin, Arizona, Florida, Idaho, Illinois, Indiana, Iowa, Maryland, Minnesota, Ohio and Pennsylvania.

	Three Months ended March 31, 2013
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$9,936	86	124	10,146
Provision for loan losses	1,700	60	—	1,760
Net interest income after provision for loan losses	8,236	26	124	8,386

Noninterest income:	639	22,406	(12)	23,033

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,291	13,270	(79)	16,482
Occupancy, office furniture and equipment	833	1,083	—	1,916
FDIC insurance premiums	673	—	—	673
Real estate owned	141	—	—	141
Other	960	3,656	43	4,659
Total noninterest expenses	5,898	18,009	(36)	23,871
Income before income taxes	2,977	4,423	148	7,548
Income tax exense	1,116	1,782	25	2,923
Net income	$1,861	2,641	123	4,625

Total Assets	$1,558,139	119,725	(49,110)	1,628,754

	Three Months ended March 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(In Thousands)

Net interest income	$10,247	54	125	10,426
Provision for loan losses	3,600	75	—	3,675
Net interest income after provision for loan losses	6,647	(21)	125	6,751

Noninterest income:	774	14,228	—	15,002

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	3,127	7,727	(217)	10,637
Occupancy, office furniture and equipment	790	931	—	1,721
FDIC insurance premiums	941	—	—	941
Real estate owned	1,435	—	—	1,435
Other	1,218	3,497	66	4,781
Total noninterest expenses	7,511	12,155	(151)	19,515
Income (loss) before income taxes (benefit)	(90)	2,052	276	2,238
Income tax expense (benefit)	(794)	824	—	30
Net income	$704	1,228	276	2,208

Total Assets	$1,654,117	101,578	(56,793)	1,698,902

	As of or for the Year ended December 31, 2012
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$40,973	470	502	41,945
Provision for loan losses	8,250	50	—	8,300
Net interest income after provision for loan losses	32,723	420	502	33,645

Noninterest income	3,259	87,944	—	91,203

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,424	50,748	(665)	63,507
Occupancy, office furniture and equipment	3,112	3,856	—	6,968
FDIC insurance premiums	3,390	—	—	3,390
Real estate owned	8,746	—	—	8,746
Other	4,728	14,517	282	19,527
Total noninterest expenses	33,400	69,121	(383)	102,138
Income before income taxes (benefit)	2,582	19,243	885	22,710
Income taxes (benefit)	(19,347)	7,724	(581)	(12,204)
Net income	$21,929	11,519	1,466	34,914

Total Assets	$1,589,314	147,699	(75,937)	1,661,076

	As of or for the Year ended December 31, 2011
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$45,611	406	499	46,516
Provision for loan losses	21,960	117	—	22,077
Net interest income after provision for loan losses	23,651	289	499	24,439

Noninterest income	2,431	40,798	—	43,229

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,006	26,929	(776)	39,159
Occupancy, office furniture and equipment	3,262	3,226	—	6,488
FDIC insurance premiums	3,814	—	—	3,814
Real estate owned	12,140	—	—	12,140
Other	4,598	7,883	497	12,978
Total noninterest expenses	36,820	38,038	(279)	74,579
Income (loss) before income taxes (benefit)	(10,738)	3,049	778	(6,911)
Income taxes (benefit)	(833)	1,395	—	562
Net income (loss)	$(9,905)	1,654	778	(7,473)

Total Assets	$1,669,231	100,177	(56,557)	1,712,851

	As of or for the Year ended December 31, 2010
	Community Banking	Mortgage Banking	Holding Company and Other	Consolidated
	(in thousands)

Net interest income	$48,521	641	502	49,664
Provision for loan losses	25,553	279	—	25,832
Net interest income after provision for loan losses	22,968	362	502	23,832

Noninterest income	3,295	35,698	—	38,993

Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	13,600	23,478	(755)	36,323
Occupancy, office furniture and equipment	3,313	2,449	—	5,762
FDIC insurance premiums	4,353	—	—	4,353
Real estate owned	6,583	—	—	6,583
Other	5,251	6,034	321	11,606
Total noninterest expenses	33,100	31,961	(434)	64,627
Income (loss) before income taxes (benefit)	(6,837)	4,099	936	(1,802)
Income taxes (benefit)	(1,554)	1,606	—	52
Net income (loss)	$(5,283)	2,493	936	(1,854)

Total Assets	$1,770,912	108,928	(70,874)	1,808,966